Equity method investments (Details Narrative) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jul. 12, 2013	Dec. 31, 2015	Dec. 31, 2014
Affiliate jointly - owned companies [Line Items]
Equity loss on investments	$ (405)	$ (47)
Due from related parties	3,244			$ 3,278
Marchant Maritime Co., Horton Maritime Co. and Steadman Maritime Co.
Affiliate jointly - owned companies [Line Items]
Due from related parties	$ 0			$ 1,678
Costamare Ventures participation in the share capital of Kemp Maritime Co. and Hyde Maritime Co. for the construction of two 11,000 TEU containerships, subject to upgrade [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation	49.00%			49.00%
Aggregate contributing amount	$ 333			$ 921
Maximum borrowing capacity	$ 88,000
Costamare Ventures participation in the share capital of Ainsley Maritime Co. and Ambrose Maritime Co. for the construction of two 11,000 TEU containerships [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation	25.00%			25.00%
Aggregate contributing amount	$ 144			$ 13,200
Costamare Ventures participation in the share capital of Benedict Maritime Co., Bertrand Maritime Co., Beardmore Maritime Co., Schofield Maritime Co. and Fairbank Maritime Co. for the construction of five 14,000 TEU containerships [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation					40.00%
Aggregate contributing amount	$ 1,090			$ 10,204	$ 30,305
Dividend received from affiliates					$ 23,400
Costamare Ventures participation in the share capital of Connell Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation					40.00%
Aggregate contributing amount					$ 6,669
Costamare Ventures participation in the share capital of Smales Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation					49.00%
Aggregate contributing amount					$ 4,654
Costamare Ventures participation in the share capital of Geyer Maritime Co. for the acquisition of the secondhand vessel Arkadia[Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation				49.00%
Aggregate contributing amount				$ 3,212
Costamare Ventures participation in the share capital of Skerrett Maritime Co., for the construction of one 11,000 TEU containership [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation	49.00%			49.00%
Aggregate contributing amount	$ 41			$ 21,662
Costamare Ventures participation in the share capital of Goodway Maritime Co. for the acquisition of the secondhand vessel Monemvasia[Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation	49.00%			49.00%
Aggregate contributing amount	$ 2,925			$ 637
Costamare Ventures participation in the share capital of Platt Maritime Co. and Sykes Maritime Co for the construction of two 3,800 TEU container vessels[Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation				49.00%
Aggregate contributing amount				$ 4,410
Dividend received from affiliates	$ 2,744
York participation in the share capital of Steadman Maritime Co., Marchant Maritime Co. and Horton Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation			51.00%
Aggregate contributing amount			$ 16,044